Vanguard High Dividend Yield Index Fund Expense Example - ETF Prospectus [Member] - Vanguard High Dividend Yield Index Fund - ETF Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51